DEBT (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: issuance costs and discounts amortized to interest expense	$ (12,697)	$ (14,127)	$ (20,785)
Less: short-term debt - net	(6,418)	(6,481)	(14,271)
Long-term debt, net	1,744,274	1,750,990	1,793,460
Senior Notes
Debt Instrument [Line Items]
Long-term Debt, Gross	300,000	300,000	300,000
USD Term Loans
Debt Instrument [Line Items]
Long-term Debt, Gross	995,200	997,800	1,008,200
EUR Term Loans
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 468,189	$ 473,798	$ 520,316